Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	12 Months Ended		15 Months Ended		24 Months Ended	27 Months Ended		36 Months Ended	39 Months Ended		48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	120 Months Ended
	Jun. 28, 2022	Jul. 12, 2017	Sep. 30, 2015	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2023	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000007072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			$ 10,000			$ 10,754			$ 11,319			$ 11,694			$ 12,484		$ 13,402		$ 14,539		$ 12,475		$ 13,351		$ 15,517	$ 16,741
C000007075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,066.8467			12,366.6067			13,206.23812			13,852.45557		15,104.03727		17,509.6768		14,440.7615		16,110.47884		19,514.57345	21,566.8983
C000007076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,164.28016			12,812.04263			13,902.14679			14,371.1938		15,766.97602		19,015.61255		15,427.1781		17,681.20659		22,059.53146	24,891.48904
C000007077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,215.92169			13,104.27417			14,394.42248			14,690.61362		16,199.71463		20,316.96276		16,267.12147		19,141.24807		24,466.78342	28,122.60316
C000034438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,005			12,124			12,835			13,513		14,663		16,623		13,991		15,300		18,092	19,646
C000034439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,115			12,588			13,551			14,113		15,437		18,260		14,897		16,855		20,777	23,207
C000034440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,210.73438			13,033.27094			14,255.03821			14,629.65668		16,086.15132		19,786.39279		15,944.4218		18,520.16352		23,396.56276	26,649.31513
C000034441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,214.05612			13,102.22626			14,391.88163			14,689.30382		16,197.05427		20,351.70614		16,244.61743		19,246.25315		24,810.47687	28,798.76241
C000091317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,213			13,103			14,385			14,686		16,191		20,339		16,237		19,238		24,801	28,787
C000108861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value			10,000			11,213			13,101			14,387			14,685		16,190		20,335		16,235		19,236		24,802	28,783
C000180147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value		$ 10,000						$ 11,408			$ 11,647			$ 12,825		$ 16,106		$ 12,869		$ 15,246		$ 19,660		$ 22,809
C000234832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000			$ 9,250			$ 10,960			$ 14,136			$ 16,397
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,519			10,527			10,399			11,470		12,271		12,161		10,385		10,452		11,661	11,998
MSCI US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI US Broad Market Index
Accumulated Value	10,000	10,000	10,000			11,502			13,650			16,055			16,523		19,000		25,165		20,718		25,000		33,817	39,719
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000	10,000	10,000			10,534			10,540			10,410			11,497		12,318		12,204		10,420		10,502		11,707	12,046
Target Retirement Income Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement Income Composite Index
Accumulated Value			10,000			10,779			11,366			11,761			12,563		13,577		14,759		12,689		13,617		15,842	17,098
Target Retirement 2025 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2025 Composite Index
Accumulated Value			10,000			11,101.06049			12,429.40855			13,308.92233			13,977.45018		15,363.88346		17,874.15513		14,819.91114		16,584.54373		20,110.72569	22,215.71167
Target Retirement 2035 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2035 Composite Index
Accumulated Value			10,000			11,202.06141			12,875.27685			14,008.07759			14,508.36301		16,033.68033		19,414.6743		15,826.88381		18,199.04376		22,741.07938	25,624.55645
Target Retirement 2045 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2045 Composite Index
Accumulated Value			10,000			11,259.29219			13,174.09868			14,511.72598			14,848.35616		16,473.51478		20,753.42375		16,696.6121		19,697.46434		25,228.31113	28,938.82338
Target Retirement 2020 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2020 Composite Index
Accumulated Value			10,000			11,040			12,180			12,924			13,473		14,897		16,931		14,301		15,685		18,561	20,155
Target Retirement 2030 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2030 Composite Index
Accumulated Value			10,000			11,152			12,651			13,655			14,243		15,702		18,637		15,290		17,355		21,418	23,909
Target Retirement 2040 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2040 Composite Index
Accumulated Value			10,000			11,250.84676			13,101.17			14,366.75519			14,774.01922		16,359.49336		20,206.35967		16,365.51541		19,062.03268		24,115.90332	27,419.81948
Target Retirement 2050 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2050 Composite Index
Accumulated Value			10,000			11,259.29219			13,174.09868			14,511.72598			14,848.35616		16,477.83744		20,808.26465		16,686.86529		19,813.4968		25,610.79577	29,693.70761
Target Retirement 2055 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2055 Composite Index
Accumulated Value			10,000			11,259			13,174			14,512			14,848		16,478		20,808		16,687		19,813		25,611	29,695
Target Retirement 2060 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2060 Composite Index
Accumulated Value			$ 10,000			$ 11,259			$ 13,174			$ 14,512			$ 14,848		$ 16,478		$ 20,808		$ 16,687		$ 19,813		$ 25,611	$ 29,695
Target Retirement 2065 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2065 Composite Index
Accumulated Value		$ 10,000						$ 11,439			$ 11,704			$ 12,988		$ 16,402		$ 13,153		$ 15,617		$ 20,187		$ 23,406
Target Retirement 2070 Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Target Retirement 2070 Composite Index
Accumulated Value	$ 10,000			$ 9,249			$ 10,982			$ 14,195			$ 16,459